UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02594
MFS SERIES TRUST IX
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31*
Date of reporting period:
October 31, 2025
*This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. The remaining series of the Registrant have fiscal year ends of April 30.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Inflation-Adjusted
Bond Fund
Class A-MIAAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 5.34%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.34%	0.72%	2.24%
A with initial sales charge (4.25%)	0.86%	(0.16)%	1.80%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABA-ANN

MFS® Inflation-Adjusted
Bond Fund
Class B-MIABX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$143	1.40%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 4.55%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.55%	(0.02)%	1.49%
B with CDSC (declining over six years from 4% to 0%)×	0.55%	(0.36)%	1.49%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABB-ANN

MFS® Inflation-Adjusted
Bond Fund
Class C-MIACX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$153	1.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 4.46%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	4.46%	(0.14)%	1.39%
C with CDSC (1% for 12 months)×	3.46%	(0.14)%	1.39%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABC-ANN

MFS® Inflation-Adjusted
Bond Fund
Class I-MIAIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$51	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 5.50%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	5.50%	0.84%	2.38%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 5.62%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABI-ANN

MFS® Inflation-Adjusted
Bond Fund
Class R1-MIALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$153	1.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 4.41%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	4.41%	(0.13)%	1.38%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABR1-ANN

MFS® Inflation-Adjusted
Bond Fund
Class R2-MIATX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$102	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 4.97%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.97%	0.36%	1.90%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABR2-ANN

MFS® Inflation-Adjusted
Bond Fund
Class R3-MIAHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$77	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 5.25%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.25%	0.61%	2.14%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABR3-ANN

MFS® Inflation-Adjusted
Bond Fund
Class R4-MIAJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$51	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 5.50%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	5.50%	0.89%	2.39%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABR4-ANN

MFS® Inflation-Adjusted
Bond Fund
Class R6-MIAKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.41%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 5.56%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 6.06%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    Bond selection in securities with 3 years or less maturities aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary detractor from relative performance as interest rates generally declined over the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.56%	0.96%	2.49%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
Bloomberg U.S. Treasury Inflation Protected Securities Index ∆	6.06%	1.63%	3.02%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,561,951,342	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	91	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,388
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit
quality
AAA	1.7%
AA	1.2%
A	0.3%
U.S. Government	92.2%
Federal Agencies	2.1%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IABR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the series of the Registrant (the series referred to as the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2025 and 2024, audit fees billed to the Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Inflation-Adjusted Bond Fund	45,980	43,945

For the fiscal years ended October 31, 2025 and 2024, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Inflation-Adjusted
Bond Fund	0	0	0	0	0	0

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Inflation-	0	0	0	0	452,513	0
Adjusted Bond Fund*

Fees Billed by Deloitte:			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Inflation-Adjusted Bond Fund,
MFS and MFS Related Entities #			452,513		17,927

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Inflation-Adjusted Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Inflation-Adjusted Bond Fund
Portfolio of Investments − 10/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.5%
Asset-Backed & Securitized – 2.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.995%, 11/15/2054 (i)	$14,408,423	$525,418
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 4.784% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	53,384	53,402
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.986% (SOFR - 1mo. + 0.6%), 2/18/2028	600,087	600,265
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.83% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	2,462,500	2,453,263
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	1,437,000	1,439,648
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.514% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	3,000,000	2,997,267
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)	12,255,777	611,958
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.568%, 2/15/2054 (i)	7,801,054	495,131
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	25,093,024	1,173,962
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.131%, 3/15/2054 (i)	15,331,697	601,659
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	20,359,108	1,005,673
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)	24,690,148	1,237,354
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	1,126,296	1,126,420
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	18,881,025	988,021
GreatAmerica Leasing Receivables Funding LLC, 2025-1, “A2”, 4.52%, 10/15/2027 (n)	2,485,000	2,491,945
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	620,451	620,806
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.262%, 5/15/2054 (i)	10,041,965	445,463
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	11,979,818	461,369
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.074%, 10/15/2054 (i)	27,131,047	1,093,981
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	1,371,650	1,380,847
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	1,034,139	1,041,397
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.411% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	4,300,000	4,258,071
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.688% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	5,700,000	5,697,150
PFS Financing Corp., 2025-A, “A”, FLR, 4.883% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	3,476,000	3,482,150
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.583% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	1,715,273	1,715,277
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	1,420,511	1,421,029
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	1,200,000	1,203,881
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	460,719	461,114
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	3,996,016	3,995,936
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.492%, 8/15/2054 (i)	9,202,671	567,961
		$45,647,818
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,377,504
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,474,669
Mortgage-Backed – 2.2%
Fannie Mae, 4%, 9/25/2050 (i)	$2,122,790	$411,837
Fannie Mae, 5.632%, 11/25/2053	1,882,659	1,904,326
Fannie Mae, 5.583%, 12/25/2054	1,304,706	1,312,357
Freddie Mac, 0.413%, 5/25/2029 (i)	25,401,461	358,387
Freddie Mac, 0.816%, 7/25/2029 (i)	28,847,080	820,907
Freddie Mac, 0.57%, 1/25/2030 (i)	7,353,849	163,300
Freddie Mac, 1.797%, 4/25/2030 (i)	3,519,182	247,471
Freddie Mac, 1.666%, 5/25/2030 (i)	6,326,494	428,742
Freddie Mac, 1.372%, 6/25/2030 (i)	9,672,915	500,893
Freddie Mac, 1.169%, 9/25/2030 (i)	3,529,812	179,285
IABFS-ANN

MFS Inflation-Adjusted Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.715%, 12/25/2030 (i)	$1,833,583	$56,220
Freddie Mac, 0.32%, 1/25/2031 (i)	29,559,520	386,526
Freddie Mac, 0.536%, 1/25/2031 - 9/25/2031 (i)	87,466,530	2,301,213
Freddie Mac, 0.779%, 1/25/2031 (i)	11,388,256	416,799
Freddie Mac, 0.935%, 1/25/2031 (i)	8,529,316	366,332
Freddie Mac, 0.51%, 3/25/2031 (i)	36,127,540	805,626
Freddie Mac, 1.214%, 5/25/2031 (i)	4,421,663	257,625
Freddie Mac, 0.937%, 7/25/2031 (i)	7,521,262	362,302
Freddie Mac, 0.855%, 9/25/2031 (i)	9,783,880	421,187
Freddie Mac, 0.349%, 11/25/2031 (i)	49,721,062	938,137
Freddie Mac, 0.496%, 12/25/2031 (i)	50,485,813	1,310,854
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	238,175
Freddie Mac, 0.266%, 5/25/2033 (i)	29,100,000	605,082
Freddie Mac, 0.905%, 9/25/2034 (i)	7,419,164	514,749
Freddie Mac, 0.246%, 1/25/2035 (i)	35,704,535	818,512
Freddie Mac, 2.5%, 3/25/2051 (i)	2,405,585	395,124
Freddie Mac, 5.002%, 9/25/2052	2,836,463	2,803,887
Freddie Mac, 5.132%, 2/25/2055	4,169,969	4,192,182
Ginnie Mae, 5.233%, 10/20/2054	1,835,218	1,836,316
Ginnie Mae, 5.299%, 6/20/2055	3,131,652	3,176,779
Ginnie Mae, 5.374%, 6/20/2055	2,861,577	2,841,796
Ginnie Mae, 5.249%, 1/20/2067	1,390,732	1,401,263
Ginnie Mae, 4.833%, 8/20/2074	1,464,271	1,464,334
		$34,238,525
Municipals – 0.1%
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	$600,000	$591,185
Michigan Finance Authority, Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	446,940	444,328
		$1,035,513
U.S. Treasury Inflation Protected Securities – 94.1%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$68,033,121	$71,926,133
U.S. Treasury Bonds, 1.125%, 1/15/2033	77,072,641	74,598,638
U.S. Treasury Bonds, 1.75%, 1/15/2034	115,800,353	116,233,862
U.S. Treasury Bonds, 0.75%, 2/15/2042	118,763,880	94,794,171
U.S. Treasury Bonds, 0.625%, 2/15/2043	37,231,063	28,511,930
U.S. Treasury Bonds, 0.75%, 2/15/2045	54,650,010	41,188,248
U.S. Treasury Bonds, 1%, 2/15/2048	25,419,330	19,258,924
U.S. Treasury Bonds, 0.125%, 2/15/2052	42,200,820	23,280,399
U.S. Treasury Bonds, 2.125%, 2/15/2054	37,454,505	34,984,932
U.S. Treasury Notes, 0.375%, 7/15/2027	90,123,851	89,255,796
U.S. Treasury Notes, 0.5%, 1/15/2028	57,892,988	57,023,169
U.S. Treasury Notes, 0.75%, 7/15/2028	5,163,440	5,120,110
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	115,209,414	113,939,350
U.S. Treasury Notes, 0.125%, 1/15/2030	12,268,944	11,688,181
U.S. Treasury Notes, 1.625%, 4/15/2030	57,684,698	58,387,340
U.S. Treasury Notes, 0.125%, 7/15/2030	181,105,068	171,841,498
U.S. Treasury Notes, 1.125%, 10/15/2030	62,107,880	61,584,042
U.S. Treasury Notes, 0.125%, 1/15/2031	202,222,085	189,594,367
U.S. Treasury Notes, 0.125%, 1/15/2032 (f)	104,830,616	96,387,026
U.S. Treasury Notes, 0.625%, 7/15/2032	11,709,915	11,068,245
U.S. Treasury Notes, 1.375%, 7/15/2033	69,990,363	68,862,032

MFS Inflation-Adjusted Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 1.875%, 7/15/2034	$29,946,850	$30,366,670
		$1,469,895,063
Total Bonds (Identified Cost, $1,597,687,086)		$1,554,669,092
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $39,077,164)	39,071,470	$39,079,284
Other Assets, Less Liabilities – (2.0)%		(31,797,034)
Net Assets – 100.0%		$1,561,951,342

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,079,284 and
$1,554,669,092, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,088,273, representing 2.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate

Derivative Contracts at 10/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	583	$121,405,195	December – 2025	$(14,997)
U.S. Treasury Note 5 yr	Long	USD	196	21,405,344	December – 2025	(159,205)
						$(174,202)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	40,400,000	centrally cleared	CPI-U / At Maturity	2.637% / At Maturity	$199,809	$—	$199,809
10/14/26	USD	84,400,000	centrally cleared	3.170% / At Maturity	CPI-U / Annually	218,548	—	218,548
2/05/27	USD	80,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	137,680	—	137,680
						$556,037	$—	$556,037

MFS Inflation-Adjusted Bond Fund
Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Inflation Swaps
10/14/28	USD	84,400,000	centrally cleared	CPI-U / At Maturity	2.740% / At Maturity	$(333,125)	$—	$(333,125)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	79,900,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / At Maturity	$738,342	$—	$738,342
At October 31, 2025, the fund had liquid securities with an aggregate value of $3,952,297 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,597,687,086)	$1,554,669,092
Investments in affiliated issuers, at value (identified cost, $39,077,164)	39,079,284
Receivables for
Net daily variation margin on open cleared swap agreements	56,082
Net daily variation margin on open futures contracts	42
Investments sold	26,147,928
Fund shares sold	44,448
Interest	3,491,505
Uncleared swaps, at value	738,342
Other assets	44
Total assets	$1,624,226,767
Liabilities
Payable to custodian	$4,042
Payables for
Investments purchased	61,518,628
Fund shares reacquired	588,257
Payable to affiliates
Investment adviser	31,524
Administrative services fee	1,142
Shareholder servicing costs	25,520
Distribution and service fees	557
Payable for independent Trustees' compensation	141
Accrued expenses and other liabilities	105,614
Total liabilities	$62,275,425
Net assets	$1,561,951,342
Net assets consist of
Paid-in capital	$1,806,534,606
Total distributable earnings (loss)	(244,583,264)
Net assets	$1,561,951,342
Shares of beneficial interest outstanding	169,477,260

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$47,565,387	5,184,959	$9.17
Class B	38,100	4,172	9.13
Class C	1,983,966	218,195	9.09
Class I	32,573,560	3,546,381	9.19
Class R1	670,418	74,084	9.05
Class R2	264,084	28,862	9.15
Class R3	879,936	95,945	9.17
Class R4	106,679	11,625	9.18
Class R6	1,477,869,212	160,313,037	9.22

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.58 [100 / 95.75 x $9.17]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Interest	$67,251,539
Dividends from affiliated issuers	1,130,765
Other	398
Total investment income	$68,382,702
Expenses
Management fee	$6,804,858
Distribution and service fees	153,324
Shareholder servicing costs	103,542
Administrative services fee	210,286
Independent Trustees' compensation	32,295
Custodian fee	91,080
Shareholder communications	17,315
Audit and tax fees	57,503
Legal fees	9,042
Miscellaneous	216,139
Total expenses	$7,695,384
Reduction of expenses by investment adviser and distributor	(1,259,286)
Net expenses	$6,436,098
Net investment income (loss)	$61,946,604
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(22,198,372)
Affiliated issuers	(13,394)
Futures contracts	(1,906,522)
Swap agreements	1,215
Forward foreign currency exchange contracts	(4,511)
Net realized gain (loss)	$(24,121,584)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$43,209,444
Affiliated issuers	2,044
Futures contracts	78,892
Swap agreements	1,119,643
Forward foreign currency exchange contracts	700
Net unrealized gain (loss)	$44,410,723
Net realized and unrealized gain (loss)	$20,289,139
Change in net assets from operations	$82,235,743
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$61,946,604	$53,983,226
Net realized gain (loss)	(24,121,584)	(28,384,312)
Net unrealized gain (loss)	44,410,723	102,984,992
Change in net assets from operations	$82,235,743	$128,583,906
Total distributions to shareholders	$(66,769,862)	$(59,883,212)
Change in net assets from fund share transactions	$25,600,752	$31,331,322
Total change in net assets	$41,066,633	$100,032,016
Net assets
At beginning of period	1,520,884,709	1,420,852,693
At end of period	$1,561,951,342	$1,520,884,709
See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.08	$8.67	$9.36	$11.46	$11.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.30	$0.34	$0.63	$0.40
Net realized and unrealized gain (loss)	0.12	0.45	(0.58)	(1.92)	0.21
Total from investment operations	$0.47	$0.75	$(0.24)	$(1.29)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.34)	$(0.45)	$(0.81)	$(0.35)
Net asset value, end of period (x)	$9.17	$9.08	$8.67	$9.36	$11.46
Total return (%) (r)(s)(t)(x)	5.34	8.71	(2.75)	(11.79)	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.82	0.82	0.81	0.87
Expenses after expense reductions	0.65	0.64	0.64	0.64	0.66
Net investment income (loss)	3.87	3.27	3.70	6.02	3.55
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$47,565	$51,448	$75,213	$117,619	$114,091

Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.02	$8.60	$9.29	$11.37	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.26	$0.54	$0.28
Net realized and unrealized gain (loss)	0.14	0.46	(0.57)	(1.90)	0.23
Total from investment operations	$0.40	$0.69	$(0.31)	$(1.36)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.38)	$(0.72)	$(0.27)
Net asset value, end of period (x)	$9.13	$9.02	$8.60	$9.29	$11.37
Total return (%) (r)(s)(t)(x)	4.55	8.02	(3.51)	(12.47)	4.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.57	1.57	1.56	1.62
Expenses after expense reductions	1.40	1.39	1.39	1.38	1.41
Net investment income (loss)	2.85	2.55	2.82	5.12	2.51
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$38	$167	$271	$568	$1,085

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.00	$8.59	$9.28	$11.37	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.22	$0.26	$0.54	$0.28
Net realized and unrealized gain (loss)	0.12	0.45	(0.58)	(1.91)	0.22
Total from investment operations	$0.39	$0.67	$(0.32)	$(1.37)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.37)	$(0.72)	$(0.26)
Net asset value, end of period (x)	$9.09	$9.00	$8.59	$9.28	$11.37
Total return (%) (r)(s)(t)(x)	4.46	7.85	(3.60)	(12.54)	4.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.57	1.57	1.56	1.62
Expenses after expense reductions	1.50	1.49	1.49	1.49	1.51
Net investment income (loss)	2.99	2.51	2.80	5.19	2.50
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$1,984	$2,485	$3,287	$5,412	$6,115

Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.09	$8.67	$9.37	$11.48	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.29	$0.35	$0.68	$0.46
Net realized and unrealized gain (loss)	0.07	0.49	(0.59)	(1.97)	0.16 (g)
Total from investment operations	$0.50	$0.78	$(0.24)	$(1.29)	$0.62
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.36)	$(0.46)	$(0.82)	$(0.36)
Net asset value, end of period (x)	$9.19	$9.09	$8.67	$9.37	$11.48
Total return (%) (r)(s)(t)(x)	5.62	9.01	(2.75)	(11.73)	5.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59	0.57	0.57	0.56	0.62
Expenses after expense reductions	0.50	0.49	0.49	0.49	0.51
Net investment income (loss)	4.73	3.25	3.80	6.48	4.03
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$32,574	$8,428	$7,428	$22,796	$13,708

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$8.97	$8.56	$9.25	$11.34	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.22	$0.27	$0.53	$0.29
Net realized and unrealized gain (loss)	0.12	0.45	(0.58)	(1.90)	0.21
Total from investment operations	$0.39	$0.67	$(0.31)	$(1.37)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.26)	$(0.38)	$(0.72)	$(0.26)
Net asset value, end of period (x)	$9.05	$8.97	$8.56	$9.25	$11.34
Total return (%) (r)(s)(t)(x)	4.41	7.91	(3.56)	(12.55)	4.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.57	1.57	1.56	1.62
Expenses after expense reductions	1.50	1.49	1.49	1.49	1.51
Net investment income (loss)	3.04	2.43	2.91	5.08	2.56
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$670	$615	$624	$874	$837

Class R2	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.06	$8.65	$9.33	$11.43	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.31	$0.57	$0.35
Net realized and unrealized gain (loss)	0.12	0.43	(0.58)	(1.90)	0.21
Total from investment operations	$0.44	$0.72	$(0.27)	$(1.33)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.31)	$(0.41)	$(0.77)	$(0.31)
Net asset value, end of period (x)	$9.15	$9.06	$8.65	$9.33	$11.43
Total return (%) (r)(s)(t)(x)	4.97	8.38	(3.05)	(12.15)	5.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.07	1.07	1.06	1.12
Expenses after expense reductions	1.00	0.99	0.99	0.99	1.01
Net investment income (loss)	3.49	3.17	3.31	5.46	3.11
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$264	$311	$251	$589	$686

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.08	$8.66	$9.35	$11.45	$11.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.29	$0.30	$0.62	$0.37
Net realized and unrealized gain (loss)	0.12	0.46	(0.55)	(1.92)	0.22
Total from investment operations	$0.47	$0.75	$(0.25)	$(1.30)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.33)	$(0.44)	$(0.80)	$(0.34)
Net asset value, end of period (x)	$9.17	$9.08	$8.66	$9.35	$11.45
Total return (%) (r)(s)(t)(x)	5.25	8.72	(2.87)	(11.90)	5.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.82	0.82	0.81	0.87
Expenses after expense reductions	0.75	0.74	0.74	0.74	0.76
Net investment income (loss)	3.80	3.22	3.20	5.83	3.25
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$880	$720	$850	$1,516	$2,128

Class R4	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.09	$8.67	$9.36	$11.46	$11.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.32	$0.36	$0.63	$0.42
Net realized and unrealized gain (loss)	0.12	0.46	(0.58)	(1.91)	0.20
Total from investment operations	$0.49	$0.78	$(0.22)	$(1.28)	$0.62
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.36)	$(0.47)	$(0.82)	$(0.36)
Net asset value, end of period (x)	$9.18	$9.09	$8.67	$9.36	$11.46
Total return (%) (r)(s)(t)(x)	5.50	9.01	(2.59)	(11.66)	5.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.57	0.57	0.56	0.62
Expenses after expense reductions	0.50	0.49	0.49	0.48	0.51
Net investment income (loss)	4.03	3.49	3.94	6.00	3.68
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$107	$93	$83	$84	$91

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$9.13	$8.71	$9.40	$11.51	$11.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.33	$0.37	$0.64	$0.42
Net realized and unrealized gain (loss)	0.13	0.45	(0.59)	(1.92)	0.22
Total from investment operations	$0.50	$0.78	$(0.22)	$(1.28)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.36)	$(0.47)	$(0.83)	$(0.37)
Net asset value, end of period (x)	$9.22	$9.13	$8.71	$9.40	$11.51
Total return (%) (r)(s)(t)(x)	5.56	9.05	(2.50)	(11.62)	5.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.49	0.49	0.49	0.48	0.55
Expenses after expense reductions	0.41	0.41	0.41	0.41	0.44
Net investment income (loss)	4.09	3.59	4.01	6.07	3.71
Portfolio turnover rate	38	27	43	86	57
Net assets at end of period (000 omitted)	$1,477,869	$1,456,617	$1,332,846	$1,355,560	$1,622,398

(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net investment income and/or net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amounts of realized and unrealized gains and losses and/or inflation/deflation adjustments at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements
(1) Business and Organization
MFS Inflation-Adjusted Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,469,895,063	$—	$1,469,895,063
Municipal Bonds	—	1,035,513	—	1,035,513
U.S. Corporate Bonds	—	3,852,173	—	3,852,173
Residential Mortgage-Backed Securities	—	38,376,046	—	38,376,046
Commercial Mortgage-Backed Securities	—	11,661,213	—	11,661,213
Asset-Backed Securities (including CDOs)	—	29,849,084	—	29,849,084
Investment Companies	39,079,284	—	—	39,079,284
Total	$39,079,284	$1,554,669,092	$—	$1,593,748,376

Other Financial Instruments
Futures Contracts – Liabilities	$(174,202)	$—	$—	$(174,202)
Swap Agreements – Assets	—	1,294,379	—	1,294,379
Swap Agreements – Liabilities	—	(333,125)	—	(333,125)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(174,202)
Interest Rate	Cleared Swap Agreements	556,037	(333,125)
Interest Rate	Uncleared Swap Agreements	738,342	—
Total		$1,294,379	$(507,327)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,906,522)	$1,215	$—
Foreign Exchange	—	—	(4,511)
Total	$(1,906,522)	$1,215	$(4,511)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$78,892	$1,119,643	$—
Foreign Exchange	—	—	700
Total	$78,892	$1,119,643	$700
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$66,769,862	$59,883,212
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/25
Cost of investments	$1,655,703,649
Gross appreciation	15,096,099
Gross depreciation	(76,264,320)
Net unrealized appreciation (depreciation)	$(61,168,221)
Undistributed ordinary income	8,886,556
Capital loss carryforwards	(192,301,599)
Total distributable earnings (loss)	$(244,583,264)
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(57,127,314)
Long-Term	(135,174,285)
Total	$(192,301,599)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25	Year ended 10/31/24
Class A	$2,044,154	$2,290,842
Class B	2,479	6,352
Class C	69,908	81,647
Class I	946,491	261,281
Class R1	21,944	18,503
Class R2	10,634	10,199
Class R3	33,152	25,366
Class R4	4,284	3,502
Class R6	63,636,816	57,185,520
Total	$66,769,862	$59,883,212
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $1,000,002, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $210,468, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.67%	1.42%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $571 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$121,831
Class B	0.75%	0.25%	1.00%	0.90%	786
Class C	0.75%	0.25%	1.00%	1.00%	20,860
Class R1	0.75%	0.25%	1.00%	1.00%	6,454
Class R2	0.25%	0.25%	0.50%	0.50%	1,386
Class R3	—	0.25%	0.25%	0.25%	2,007
Total Distribution and Service Fees					$153,324
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the year ended October 31, 2025, this waiver amounted to $48,732 and $79, for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until February 28, 2027. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended October 31, 2025, this rebate amounted to $3 and $2 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$52
Class B	2
Class C	211
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $25,693, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $77,849.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$25
8/19/2024	Redemption	Class C	3	24
At October 31, 2025, MFS held approximately 59% of the outstanding shares of Class R4.
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$519,464,378	$531,557,125
Non-U.S. Government securities	53,710,522	42,956,657
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	637,370	$5,790,919	307,236	$2,775,675
Class C	34,249	309,954	42,739	384,980
Class I	3,478,202	31,900,300	486,736	4,471,172
Class R1	3,780	33,453	2,845	25,512
Class R2	6,299	56,844	12,398	111,430
Class R3	18,591	169,061	20,556	187,308
Class R4	904	8,215	431	3,900
Class R6	18,408,233	167,474,445	9,150,614	82,952,502
	22,587,628	$205,743,191	10,023,555	$90,912,479
Shares issued to shareholders in reinvestment of distributions
Class A	217,390	$1,967,293	244,202	$2,218,832
Class B	276	2,479	703	6,352
Class C	7,787	69,903	9,057	81,643
Class I	103,981	945,740	28,540	259,849
Class R1	2,454	21,944	2,062	18,503
Class R2	1,177	10,634	1,087	9,843
Class R3	3,661	33,152	2,792	25,366
Class R4	473	4,284	386	3,502
Class R6	6,997,196	63,605,537	6,263,414	57,156,539
	7,334,395	$66,660,966	6,552,243	$59,780,429
Shares reacquired
Class A	(1,333,202)	$(12,099,122)	(3,566,245)	$(32,192,333)
Class B	(14,576)	(130,720)	(13,690)	(122,665)
Class C	(99,886)	(896,468)	(158,432)	(1,418,992)
Class I	(962,929)	(8,771,519)	(444,536)	(4,009,028)
Class R1	(780)	(6,988)	(9,186)	(81,689)
Class R2	(12,903)	(116,406)	(8,244)	(74,322)
Class R3	(5,530)	(50,261)	(42,275)	(382,543)
Class R4	(28)	(255)	(76)	(681)
Class R6	(24,698,271)	(224,731,666)	(8,896,567)	(81,079,333)
	(27,128,105)	$(246,803,405)	(13,139,251)	$(119,361,586)

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Net change
Class A	(478,442)	$(4,340,910)	(3,014,807)	$(27,197,826)
Class B	(14,300)	(128,241)	(12,987)	(116,313)
Class C	(57,850)	(516,611)	(106,636)	(952,369)
Class I	2,619,254	24,074,521	70,740	721,993
Class R1	5,454	48,409	(4,279)	(37,674)
Class R2	(5,427)	(48,928)	5,241	46,951
Class R3	16,722	151,952	(18,927)	(169,869)
Class R4	1,349	12,244	741	6,721
Class R6	707,158	6,348,316	6,517,461	59,029,708
	2,793,918	$25,600,752	3,436,547	$31,331,322
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2050 Fund were the owners of record of approximately 29%, 24%, 22%, 5%, 3%, 3%, 3%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $7,364 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,382,072	$415,923,502	$406,214,940	$(13,394)	$2,044	$39,079,284

MFS Inflation-Adjusted Bond Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,130,765	$—

MFS Inflation-Adjusted Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Inflation-Adjusted Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Inflation-Adjusted Bond Fund (the “Fund”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Inflation-Adjusted Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Inflation-Adjusted Bond Fund
Board Review of Investment Advisory Agreement
MFS Inflation-Adjusted Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the Fund’s use of rate market volatility to increase its risk budget and to seek relative value versus its index. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at

MFS Inflation-Adjusted Bond Fund
Board Review of Investment Advisory Agreement - continued
each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 15, 2025

*  Print name and title of each signing officer under his or her signature.